Investee Companies and Other Investments - Schedule of Information on Financial Position (Details) - Ellomay Luzon Energy [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information on Financial Position [Line Items]
Rate of ownership	50.00%	50.00%
Current assets	€ 629	€ 309
Non-current assets	82,233	62,735
Total assets	82,862	63,044
Current liabilities	(296)	(344)
Non-current liabilities
Total liabilities	(296)	(344)
Equity attributable to the owners of the Company	82,566	62,700
Company’s share	41,283	31,350
Surplus costs and goodwill	987	1,388
Other adjustments	(946)	(966)
Carrying amount of investment	€ 41,324	€ 31,772